Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive loss
Schedule of accumulated other comprehensive income

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2015	Ps.	(13,727)	Ps.	4,102	Ps.	(9,625)
Movements of the year		(1,286)		386		(900)
Balance as of December 31, 2015		(15,013)		4,488		(10,525)
Movements of the year		3,533		(1,060)		2,473
Balance as of December 31, 2016		(11,480)		3,428		(8,052)
Movements of the year		(4,199)		1,260		(2,939)
Balance as of December 31, 2017	Ps.	(15,679)	Ps.	4,688	Ps.	(10,991)